                    FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND


                               SEMI-ANNUAL REPORT
                                 June 30, 2002


                                     [Logo]

                    First Eagle SoGen Overseas Variable Fund


                             THE PRESIDENTS' LETTER

Dear Shareholder:

From February 3, 1997 (commencement of operations) through June 30, 2002, the value of an investment in your Fund increased at a compounded average annual rate of 13.38%. Over the past twelve months, the rate was 17.73%.*

About 45% of the foreign stock portfolio was invested in developed countries of Continental Europe and 22% in Japan.

We are 'value' investors, so your Fund did not suffer from the sharp decline in 'new economy' stocks since March of 2000. That helps explain why your Fund achieved a positive return in 2000, 2001 and again in 2002 to date.

Your Fund has had some exposure to gold through Newmont Mining Corporation Holding Company (a result of the acquisition of the Canadian company Franco-Nevada Mining Corporation Limited), as well as Industrias Penoles, S.A. de C.V. and Freeport McMoRan Copper and Gold Inc., two 'hybrid' companies involved in both base and precious metals. We look at gold simply as insurance.

Sincerely yours,



Jean-Marie Eveillard                      John P. Arnhold

Jean-Marie Eveillard                      John P. Arnhold
Co-President                              Co-President


July 12, 2002

---------
* These figures assume the immediate reinvestment of all dividends and distributions.

                   First Eagle SoGen Overseas Variable Fund

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo]
Charles de Vaulx
(left), Jean-Marie
Eveillard (right)

                         Between January 1, 2002 and June 30, 2002 the net asset value of the First Eagle SoGen Overseas Variable Fund rose 18.16% while the MSCI EAFE Index was down 1.62% over that period.

                         During the second quarter, European and Asian markets surrendered gains made in the initial months of 2002. Many markets tested the lows of September 21, 2001 and a few even broke through those lows, following revelations of Worldcom Inc.'s accounting irregularities. The long awaited decline in the U.S. dollar provided some relief to U.S. dollar based investors.

                         On a relative basis, the Fund benefited from having virtually no exposure to telecommunications, technology or financials, particularly in Europe.

                         On an absolute basis, the Fund benefited from its allocation to consumer staples, with strong performers such as Brau-Union AG (an Austrian beer company), Lotte Confectionery Company, Limited (a South Korean food company), and Nam Yang Dairy Products (a South Korean food company).

Stocks from the transportation and forest products industries rose, reflecting an improving outlook. In particular, Kuehne & Nagel International AG (a Swiss based global freight forwarding company), Carter Holt Harvey Limited (a New Zealand forest products company), and Flughafen Wien AG (the Austrian airport company).

Another positive impacting the Fund was the 7% exposure to precious metals related securities. Gold and silver prices continued to rise during the first half of the year as investors worried about the weak U.S. dollar, weak global stock markets and growing tensions in the Middle East. Industrias Penoles, S.A. de C.V. (a major Mexican silver mining company) and Freeport McMoRan Copper & Gold Inc., Preferred Series `B' were strong contributors.

Our Japanese stocks did well over the period, where gains in local currency terms were further boosted by a strong recovery of the yen against the U.S. dollar. Among our best performers were Shimano Inc. (a Japanese bicycle parts manufacturer), Ono Pharmaceutical Company, Limited (a Japanese pharmaceutical company), Makita Corporation (a Japanese power tools manufacturer), and Aioi Insurance Company, Limited (a Japanese non-life insurance company).

New positions were initiated, such as Metallwaren-Holding AG (a Swiss appliance manufacturer), Merck KGaA (a German pharmaceutical/specialty chemical company) and Gewiss S.p.A. (an Italian electrical switch manufacturer).

Even after a very bad month in June, global markets have continued to fall sharply so far in early July. Our five analysts are currently doing rigorous research (often recasting the financial statements of the companies being investigated) on a few new ideas that hopefully will be added to the portfolio in the coming weeks. We are struck by the fact that small and medium cap value stocks have recovered so strongly in the U.S. since the fall of 2000, while barely moving in Europe or Asia. Expectations for a sustainable economic recovery might be too high in the U.S., but too low for Europe and Asia. We are also willing to sift through the rubble and investigate some technology, media and telecommunications stocks that are currently crashing. Finally, our stocks in Japan are of well-capitalized companies that offer good value and should be somewhat immune to the country's economic woes.

We remain 70% hedged to protect against a possible further decline in the Japanese yen, while we are only 15% hedged against the euro, believing the latter to remain undervalued against the U.S. dollar. We are 50% hedged against the South Korean won.

We appreciate your confidence and thank you for your continued support.

Sincerely,

Charles de Vaulx

Charles de Vaulx
Co-Manager

                    First Eagle SoGen Overseas Variable Fund


                              SUMMARY OF FUND DATA

The table below covers the period from February 3, 1997 (commencement of operations) to June 30, 2002.


------------------------------------------------------------------------------------------------------------------------
                                                                                                             NET ASSET
                                                                                                              VALUE OF
                                                                                                            INVESTMENTS
                                                                                                                WITH
                                                                                                             DIVIDENDS
                                                                              CAPITAL      INVESTMENT           AND
                                     NUMBER                    NET ASSET       GAINS         INCOME        DISTRIBUTIONS
                                    OF SHARES     TOTAL NET      VALUE     DISTRIBUTIONS   DIVIDENDS         REINVESTED
                                   OUTSTANDING     ASSETS      PER SHARE     PER SHARE     PER SHARE      (CUMULATIVE)'D'
-------------------------------------------------------------------------------------------------------------------------
February 3, 1997
  (commencement of operations)...      10,000    $   100,000    $10.00          --             --                $10.00
December 31, 1997................     142,378      1,390,537      9.77          --             --                  9.77
December 31, 1998................     418,376      4,212,629     10.07          --            $0.11               10.18
December 31, 1999................     646,522      9,155,742     14.16         $0.15           --                 14.47
December 31, 2000................   1,035,810     14,514,061     14.01          0.95           0.22               15.53
December 31, 2001................   1,369,583     18,027,456     13.16          1.15           0.68               16.69
June 30, 2002....................   1,320,536     20,539,799     15.55          --              --                19.72

---------

'D' The calculation is based on an assumed investment in one share with income dividends reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends.)

FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND
JUNE 30, 2002 (UNAUDITED)

                                                                FUND OVERVIEW

First Eagle SoGen Overseas Variable Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.

PERFORMANCE COMPARISON:

               AVERAGE ANNUAL RATES OF RETURN AS OF JUNE 30, 2002

                                                                                     SINCE
                                                           ONE-YEAR   THREE-YEAR   INCEPTION
                                                           --------   ----------   ---------
                                                                                   (2-3-97)
First Eagle SoGen Overseas Variable Fund*................    17.73%     16.05%       13.38%
MSCI EAFE Index..........................................    (9.49%)    (6.78%)       1.23%
Consumer Price Index.....................................     1.01%      2.66%        2.23%

                 Average Annual Rates of Return as of June 30, 2002

   Date          First Eagle Sogen        MSCI EAFE Index        Consumer Price Index
   ----          -----------------        ---------------        --------------------
   2-3-97            10,000                   10,000                    10,000
  6-30-97            10,760                   11,524                    10,056
 12-31-97             9,770                   10,547                    10,151
  6-30-98            10,510                   12,227                    10,226
 12-31-98            10,182                   12,656                    10,314
  6-30-99            12,618                   13,158                    10,427
 12-31-99            14,473                   16,069                    10,590
  6-30-00            15,383                   15,444                    10,816
 12-31-00            15,530                   13,792                    10,947
  6-30-01            16,750                   11,777                    11,161
 12-31-01            16,689                   10,835                    11,123
  6-30-02            19,719                   10,659                    11,274

Performance is historical and is not indicative of future results. The investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's results assume reinvestment of income dividends and capital gains distributions. The MSCI EAFE Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 21 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

---------
* These returns do not reflect taxes that an investor would bear in connection with the investment.

TOP 10 HOLDINGS
Kuehne & Nagel International AG
  (Swiss freight company)                5.41%
Corporacion Financiera Alba SA
  (European holding company with
  stakes in retail, telecom,
  construction and media)                4.75%
Shimano Inc. (Japanese manufacturer
  of bicycle parts)                      4.63%
Freeport McMoRan Copper & Gold Inc.
  (U.S. mining company)                  4.47%
Brau-Union AG (Austrian brewing
  company)                               4.33%
Shaw Brothers (Hong Kong) Limited
  (Chinese holding company with a
  large stake in media)                  3.98%
Industrias Penoles, S.A. de C.V.
  (Mexican producer of silver)           3.75%
EnCana Corporation (Canadian energy
  company)                               3.72%
Pargesa Holding AG (Swiss diversified
  financials company)                    3.52%
Deceuninck (Belgian manufacturer of
  PVC products)                          3.52%


ASSET ALLOCATION
Common and Preferred Stocks            102.67%
Foreign Currency Bonds                   0.63%
U.S. Dollar Cash and Equivalents        (3.30%)

TOP 5 COUNTRIES
Japan                                   22.02%
Switzerland                             11.14%
Germany                                  8.62%
France                                   8.27%
Austria                                  7.69%

The Fund's portfolio composition is subject to change at any time.

                    First Eagle SoGen Overseas Variable Fund

                            SCHEDULE OF INVESTMENTS
                                 June 30, 2002
                                  (unaudited)

-------------------------------------------------------------------------------------------------
     NUMBER                                                                COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
-------------------------------------------------------------------------------------------------
                COMMON AND PREFERRED STOCKS -- (102.67%)
                AUSTRALIA (1.80%)
      150,000   Spotless Group Limited (14)                             $   374,605   $   369,727
                                                                        -----------   -----------

                AUSTRIA (7.69%)
       16,500   Brau-Union AG (9)                                           617,649       890,111
       20,000   Flughafen Wien AG (7)                                       682,194       689,179
                                                                        -----------   -----------
                                                                          1,299,843     1,579,290
                                                                        -----------   -----------

                BELGIUM (3.52%)
       35,000   Deceuninck (5)                                              532,430       722,598
                                                                        -----------   -----------

                CANADA (3.72%)
       25,000   EnCana Corporation (1)                                      641,421       765,000
                                                                        -----------   -----------

                CHILE (1.31%)
       55,000   Quinenco S.A. ADR (a)(17)                                   432,359       268,125
                                                                        -----------   -----------

                FRANCE (8.27%)
        1,650   Societe Sucriere de Pithiviers-le-Vieil (3)                 506,313       640,461
        2,000   Rue Imperiale (16)                                          149,769       276,860
        3,000   Robertet SA (9)                                             143,785       256,957
        2,000   Didot-Bottin (17)                                           126,999       161,155
       14,300   Sabeton SA (17)                                             187,717       147,263
        5,000   Laurent-Perrier (9)                                         112,498       142,341
        2,000   Crometal SA (6)                                             102,205        72,502
                                                                        -----------   -----------
                                                                          1,329,286     1,697,539
                                                                        -----------   -----------

                GERMANY (8.62%)
       30,000   Buderus AG (6)                                              475,045       680,267
        7,000   Hornbach Holding AG Pfd. (11)                               299,548       402,021
       13,500   Merck KGaA (10)                                             384,229       364,270
       15,000   Vossloh AG (7)                                              245,102       324,538
                                                                        -----------   -----------
                                                                          1,403,924     1,771,096
                                                                        -----------   -----------

                HONG KONG (4.33%)
      797,500   Shaw Brothers (Hong Kong) Limited (13)                      607,418       817,954
    1,000,000   City e-Solutions Limited (16)                                46,356        71,795
                                                                        -----------   -----------
                                                                            653,774       889,749
                                                                        -----------   -----------

                ITALY (0.76%)
       50,000   Gewiss S.p.A. (8)                                           163,815       155,461
                                                                        -----------   -----------

                JAPAN (22.02%)
       70,000   Shimano Inc. (9)                                          1,016,867       950,758
      150,000   Nipponkoa Insurance Company, Limited (15)                   590,366       595,164
       10,000   Secom Company, Limited (14)                                 505,384       491,167
       12,000   Ono Pharmaceutical Company, Limited (12)                    421,752       429,019
      100,000   Aida Engineering, Limited (6)                               335,784       284,008
       20,000   Chofu Seisakusho Company, Limited (9)                       226,250       276,156
        5,000   ASAHI Broadcasting Corporation (13)                         410,012       258,531
       20,000   Shoei Company, Limited (17)                                 154,117       227,206
      100,000   Aioi Insurance Company, Limited (15)                        244,054       221,359
       12,000   Nitto Kohki Company, Limited (6)                            167,531       195,865

                    First Eagle SoGen Overseas Variable Fund

                                 June 30, 2002
                                  (unaudited)


-------------------------------------------------------------------------------------------------
     NUMBER                                                                COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
-------------------------------------------------------------------------------------------------
                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                JAPAN -- (CONTINUED)
       34,350   Sotoh Company, Limited (9)                              $   158,748   $   169,290
       23,700   Yomeishu Seizo Company, Limited (9)                         153,317       166,097
       30,000   Tachi-S Company, Limited (4)                                121,021       161,634
       15,000   Makita Corporation (9)                                      108,805        96,980
                                                                        -----------   -----------
                                                                          4,614,008     4,523,234
                                                                        -----------   -----------

                MEXICO (3.75%)
      385,000   Industrias Penoles, S.A. de C.V. (1)                        303,965       770,000
                                                                        -----------   -----------

                NEW ZEALAND (4.01%)
      650,000   Carter Holt Harvey Limited (2)                              503,086       626,383
       50,000   Independent News & Media exchangeable preference
                shares (13)                                                 193,988       197,113
                                                                        -----------   -----------
                                                                            697,074       823,496
                                                                        -----------   -----------

                SINGAPORE AND MALAYSIA (2.02%)
      700,000   Del Monte Pacific Limited (9)                               164,786       184,164
       55,000   Haw Par Corporation Limited (17)                             86,899       138,165
       75,000   Haw Par Healthcare Limited (12)                              63,094        93,355
                                                                        -----------   -----------
                                                                            314,779       415,684
                                                                        -----------   -----------

                SOUTH KOREA (4.99%)
        1,000   Lotte Confectionery Company, Limited (9)                    181,780       542,810
        1,500   Nam Yang Dairy Products (9)                                 387,647       412,095
        7,540   Daeduck Electronics Company, Limited (8)                     40,071        69,571
                                                                        -----------   -----------
                                                                            609,498     1,024,476
                                                                        -----------   -----------

                SPAIN AND PORTUGAL (4.75%)
       45,000   Corporacion Financiera Alba SA (17)                       1,059,151       976,288
                                                                        -----------   -----------

                SWITZERLAND (11.14%)
       15,000   Kuehne & Nagel International AG (7)                         726,360     1,112,010
          350   Pargesa Holding AG (15)                                     763,370       723,211
          200   Hilti AG (9)                                                146,586       141,528
          350   Edipresse SA (13)                                           105,329       139,170
          100   Metallwaren-Holding AG (17)                                  98,679       106,349
            7   Metallwaren-Holding AG Bearer (17)                           64,600        65,575
                                                                        -----------   -----------
                                                                          1,904,924     2,287,843
                                                                        -----------   -----------

                THAILAND (0.54%)
       20,000   The Oriental Hotel Public Company Limited (16)               88,922       111,646
                                                                        -----------   -----------

                UNITED KINGDOM (3.87%)
       75,000   Spirax-Sarco Engineering plc (6)                            440,083       480,166
      200,000   McBride plc (9)                                             219,624       174,397
       30,000   Millennium & Copthorne Hotel plc (16)                        97,008       139,288
                                                                        -----------   -----------
                                                                            756,715       793,851
                                                                        -----------   -----------

                    First Eagle SoGen Overseas Variable Fund

                                 June 30, 2002
                                  (unaudited)



-------------------------------------------------------------------------------------------------
     NUMBER                                                                COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
-------------------------------------------------------------------------------------------------
                COMMON AND PREFERRED STOCKS -- (CONTINUED)

                MISCELLANEOUS (5.56%)
       18,000   Freeport McMoRan Copper & Gold Inc., Preferred
                Series `B' (b)(18)                                      $   401,170   $   533,700
       21,500   Freeport McMoRan Copper & Gold Inc., Class `B' (a)(18)      333,603       383,775
        8,500   Newmont Mining Corporation Holding Company (18)             126,378       223,805
                                                                        -----------   -----------
                                                                            861,151     1,141,280
                                                                        -----------   -----------
                TOTAL COMMON AND PREFERRED STOCKS                        18,041,644    21,086,383
                                                                        -----------   -----------
-------------------------------------------------------------------------------------------------
     PRINCIPAL                                                             COST          VALUE
      AMOUNT                                                             (NOTE 1)      (NOTE 1)
-------------------------------------------------------------------------------------------------
                Non U.S. Dollar Bond (0.63%)
 NZD  212,934   Evergreen Forest Limited 0% due 3/19/2009 (a)(2)            119,754       128,507
                                                                        -----------   -----------
                TOTAL INVESTMENTS (103.30%)                             $18,161,398*   21,214,890**
                                                                        -----------
                                                                        -----------
                Liabilities in excess of other assets (- 3.30%)                          (677,914)
                                                                                      -----------
                Net assets (100.00%)                                                  $20,536,976
                                                                                      -----------
                                                                                      -----------

---------

(a) Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

* At June 30, 2002 cost is substantially identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at June 30, 2002 were $3,812,483 and $758,991, respectively. (Net appreciation was $3,053,492.)

FOREIGN CURRENCY              INDUSTRY CLASSIFICATIONS
----------------              ------------------------
NZD -- New Zealand Dollar     (1) Metals and Minerals      (10) Retail
                              (2) Forest Products          (11) Distribution
                              (3) Agriculture              (12) Health Care
                              (4) Automotive               (13) Media
                              (5) Building Materials       (14) Services
                              (6) Capital Goods            (15) Financial Institutions
                              (7) Transportation           (16) Real Estate
                              (8) Electronics              (17) Holding Companies
                              (9) Consumer Products        (18) Gold Related

---------
See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (UNAUDITED)

ASSETS:
    Investments, at value (Note 1):
        Common and preferred stock (cost: $18,041,644)......  $21,086,383
        Bonds (cost: $119,754)..............................      128,507
                                                              -----------
        Total investments (cost: $18,161,398)...............   21,214,890
    Receivable for forward currency contracts held, at value
      (Notes 1 and 6).......................................           70
    Accrued dividends receivable............................       93,943
                                                              -----------
        TOTAL ASSETS........................................   21,308,903
                                                              -----------
LIABILITIES:
    Due to broker...........................................      168,067
    Payable for investment securities purchased.............       23,338
    Payable for forward currency contracts held, at value
      (Notes 1 and 6).......................................      459,792
    Payable for distribution fees (Note 3)..................        5,239
    Accrued expenses and other liabilities..................      115,491
                                                              -----------
        TOTAL LIABILITIES...................................      771,927
                                                              -----------
NET ASSETS:
    Capital stock (par value, $0.001 per share).............        1,321
    Capital surplus.........................................   16,563,333
    Net unrealized appreciation (depreciation) on:
        Investments.........................................    3,053,492
        Forward currency contracts..........................     (459,722)
        Foreign currency related transactions...............        7,589
    Undistributed net realized gains on investments.........    1,326,605
    Undistributed net investment income.....................       44,358
                                                              -----------
        NET ASSETS (NOTE 1).................................  $20,536,976
                                                              -----------
                                                              -----------
NET ASSET VALUE PER SHARE (NAV) (based on 1,320,536 shares
  outstanding; 1,000,000,000 shares authorized) (Note 5)....    $15.55
MAXIMUM OFFERING PRICE PER SHARE............................    $15.55

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)

INVESTMENT INCOME:
    Income:
        Dividends (net of $45,341 foreign taxes withheld)...  $  329,602
        Interest............................................       5,019
                                                              ----------
            Total income from operations....................     334,621
                                                              ----------
    Expenses:
        Investment advisory expenses (Note 2)...............      75,777
        Custodian expenses..................................      28,093
        Distribution expenses (Note 3)......................      25,259
        Legal expenses......................................      21,070
        Audit expenses......................................      15,719
        Printing expenses...................................      10,437
        Amortization of deferred organization costs
          (Note 1)..........................................       1,434
        Directors' expenses.................................         729
        Miscellaneous expenses..............................       3,565
                                                              ----------
            Total expenses from operations..................     182,083
                                                              ----------
        Investment advisory expenses waived (Note 2)........     (29,298)
                                                              ----------
            Net expenses from operations....................     152,785
                                                              ----------
    Net investment income (Note 1)..........................     181,836
                                                              ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
    Net realized gain from:
        Investment transactions.............................     229,771
        Foreign currency related transactions...............     231,551
                                                              ----------
                                                                 461,322
                                                              ----------
    Change in unrealized appreciation (depreciation) of:
        Investments.........................................   3,372,335
        Foreign currency related transactions...............    (693,601)
                                                              ----------
                                                               2,678,734
                                                              ----------
    Net gain on investments and foreign currency related
      transactions..........................................   3,140,056
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $3,321,892
                                                              ----------
                                                              ----------

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund


                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                ENDED JUNE 30,     FOR THE YEAR ENDED
                                                                     2002             DECEMBER 31,
                                                                 (UNAUDITED)              2001
                                                              ------------------   ------------------
OPERATIONS:
    Net investment income...................................     $   181,836          $   153,778
    Net realized gain from investments and foreign currency
      related transactions..................................         461,322              936,197
    Increase in unrealized appreciation (depreciation) of
      investments and foreign currency related
      transactions..........................................       2,678,734               70,932
                                                                 -----------          -----------
        Net increase in assets resulting from operations....       3,321,892            1,160,907
                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends paid from net investment income...............        --                   (801,527)
    Distributions paid from net realized gains from
      investment transactions...............................        --                 (1,355,525)
                                                                 -----------          -----------
        Decrease in net assets resulting from
          distributions.....................................        --                 (2,157,052)
                                                                 -----------          -----------
FUND SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from shares sold...........................       4,003,412            9,382,218
    Net asset value of shares issued for reinvested
      dividends and distributions...........................        --                  2,157,052
    Cost of shares redeemed.................................      (4,815,784)          (7,029,730)
                                                                 -----------          -----------
        (Decrease) increase in net assets from Fund share
          transactions......................................        (812,372)           4,509,540
                                                                 -----------          -----------
        Net increase in net assets..........................       2,509,520            3,513,395

NET ASSETS (NOTE 1):
    Beginning of period.....................................      18,027,456           14,514,061
                                                                 -----------          -----------
    End of period (including undistributed net investment
      income (loss) of $44,358 and $(137,749),
      respectively.)........................................     $20,536,976          $18,027,456
                                                                 -----------          -----------
                                                                 -----------          -----------

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

First Eagle SoGen Variable Funds, Inc. (the 'Company') is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of one portfolio, First Eagle SoGen Overseas Variable Fund (the 'Fund'). The following is a summary of significant accounting policies adhered to by the Fund.

(a) Security valuation -- Portfolio securities held in the Fund are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Valuation Committee of the Board of Directors.

(b) Deferred organization costs -- Costs incurred in connection with the organization of the Fund were amortized on a straight-line basis over a sixty-month period from the date the Fund commenced investment operations.

(c) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes premiums and discounts on fixed income securities on a scientific basis.

(d) Foreign currency translation -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(e) Forward currency contracts -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

(f) U.S. income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

(g) Use of estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

Arnhold and S. Bleichroeder Advisers, Inc. ('the Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings'), manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser, an advisory fee at an

                    First Eagle SoGen Overseas Variable Fund annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed to waive its advisory fee, through October 31, 2002, to the extent that the Fund's aggregate expenses exceed 1.50% of the Fund's average daily net assets. For the six months ended June 30, 2002, $29,298 of the Fund's investment advisory fees were waived by the Adviser.

Arnhold and S. Bleichroeder, Inc. ('ASB'), a wholly owned subsidiary of ASB Holdings, is the principal underwriter of the Fund. For the six months ended June 30, 2002, broker-dealer affiliates of the Adviser received $1,325 in broker commissions for portfolio transactions executed on behalf of the Fund.

NOTE 3 -- DISTRIBUTION PLANS AND AGREEMENTS

Under the terms of the Distribution Plans and Agreements (the 'Plans') with ASB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly, a distribution related fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plans, ASB will use amounts payable by the Fund in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the six months ended June 30, 2002, the distribution fees paid or payable to ASB by the Fund were $25,259.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2002, the aggregate cost of purchases of investments and proceeds from sales of investments totaled $5,056,900 and $5,027,292, respectively.

NOTE 5 -- CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 2002     DECEMBER 31, 2001
                                                               -------------     -----------------
Shares sold                                                        266,978             638,172
Shares issued for reinvested dividends and distributions              --               169,713
Shares redeemed                                                   (316,025)           (474,112)
                                                                  --------            --------
Net (decrease) increase                                            (49,047)            333,773
                                                                  --------            --------
                                                                  --------            --------

NOTE 6 -- COMMITMENTS

As of June 30, 2002, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of $459,722.

                    First Eagle SoGen Overseas Variable Fund

TRANSACTION HEDGES:
Foreign Currency Purchases

---------------------------------------------------------------------------------------------------------------------
SETTLEMENT                                                                           UNREALIZED         UNREALIZED
  DATES              FOREIGN CURRENCY          U.S. $ VALUE AT   U.S. $ TO BE      APPRECIATION AT   DEPRECIATION AT
 THROUGH              TO BE RECEIVED           JUNE 30, 2002      DELIVERED         JUNE 30, 2002     JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------------
  7/01/02         23,470   Euro                  $   23,238        $   23,168            $70                --
  7/01/02            204   New Zealand Dollar            99                99             --                --
                                                 ----------        ----------            ---            ---------
                                                     23,337            23,267             70                --
                                                 ----------        ----------            ---            ---------




PORTFOLIO HEDGES:
Foreign Currency Sales

---------------------------------------------------------------------------------------------------------------------
SETTLEMENT                                                                           UNREALIZED        UNREALIZED
  DATES              FOREIGN CURRENCY          U.S. $ TO BE      U.S. $ VALUE AT   APPRECIATION AT   DEPRECIATION AT
 THROUGH             TO BE DELIVERED             RECEIVED         JUNE 30, 2002     JUNE 30, 2002     JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------------
  9/18/02    642,450,000   South Korean Won         480,148           534,707             --           $ (54,559)
 11/06/02      1,183,000   Euro                   1,051,878         1,167,791             --            (115,913)
 11/20/02    395,173,000   Japanese Yen           3,029,878         3,319,198             --            (289,320)
                                                 ----------        ----------            ---            ---------
                                                  4,561,904         5,021,696             --            (459,792)
                                                 ----------        ----------            ---            ---------
                                                 $4,585,241        $5,044,963            $70            $(459,792)
                                                 ----------        ----------            ---            ---------
                                                 ----------        ----------            ---            ---------

                    First Eagle SoGen Overseas Variable Fund

                              FINANCIAL HIGHLIGHTS


----------------------------------------------------------------------------------------------------------------------
                                  FOR THE
                                    SIX
                                  MONTHS                                                             FOR THE PERIOD
                                   ENDED                       FOR THE YEAR ENDED                 FEBRUARY 3, 1997'DD'
                                 JUNE 30,                         DECEMBER 31,                             TO
                                   2002          ----------------------------------------------       DECEMBER 31,
                                (UNAUDITED)       2001         2000         1999         1998             1997
----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value, beginning of
  period......................    $ 13.16        $ 14.01      $ 14.16      $ 10.07      $  9.77          $10.00
                                  -------        -------      -------      -------      -------          ------
Income (loss) from investment
  operations:
    Net investment income
      (loss)..................       0.13           0.14         0.23         0.16         0.12           (0.01)
    Net realized and
      unrealized gains
      (losses) on
      investments.............       2.26           0.84         0.79         4.08         0.29           (0.22)
                                  -------        -------      -------      -------      -------          ------
Total income (loss) from
  investment operations.......       2.39           0.98         1.02         4.24         0.41           (0.23)
                                  -------        -------      -------      -------      -------          ------
Less distributions:
    Dividends from net
      investment income.......       --            (0.68)       (0.22)         --        (0.11)            --
    Dividends from capital
      gains...................       --            (1.15)       (0.95)       (0.15)       --               --
                                  -------        -------      -------      -------      -------          ------
                                     --            (1.83)       (1.17)       (0.15)       (0.11)           --
                                  -------        -------      -------      -------      -------          ------
        Net asset value, end
          of period...........    $ 15.55        $ 13.16      $ 14.01      $ 14.16      $ 10.07          $ 9.77
                                  -------        -------      -------      -------      -------          ------
                                  -------        -------      -------      -------      -------          ------
TOTAL RETURN..................      18.16%[D]       7.46%        7.31%       42.15%        4.21%          (2.30%)[D]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's).....................    $20,537        $18,027      $14,514      $ 9,156      $ 4,213          $1,391
Ratio of operating expenses to
  average net assets'D'.......       1.50%*         1.50%        1.50%        1.50%        1.50%           2.00%*
Ratio of net investment income
  to average net assets#......       1.80%*         0.94%        1.60%        1.50%        2.04%          (0.14%)*
Portfolio turnover rate.......      25.04%         37.80%       57.88%       65.38%       21.35%           8.88%

---------
  'DD' Commencement of operations.

     * Annualized.

 [D] Total return is not annualized, as it may not be representative of the total return for the year.

   'D' The annualized ratios of operating expenses to average net assets for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 1.79%, 2.08%, 2.65%, 3.32%, 4.98% and 16.07%
       respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

     # The annualized ratios of net investment income to average net assets for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 2.09%, 0.36%, 0.44%, (0.32%), (1.44%) and (14.20%)
       respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

                    First Eagle SoGen Overseas Variable Fund

                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

The business of the Company is managed by its Board of Directors which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Directors.

Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company's Board of Directors are not 'interested persons' as that term is defined in the Investment Company Act.

                            INDEPENDENT DIRECTORS(1)

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                              TERM OF                               IN THE
                                             OFFICE(2)                               FUND               OTHER
                           POSITION(S) HELD     AND                                 COMPLEX         DIRECTORSHIPS/
                               WITH THE      LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN          TRUSTEESHIPS
  NAME, AGE AND ADDRESS        COMPANY      TIME SERVED     DURING PAST 5 YEARS    BY DIRECTOR      HELD BY DIRECTOR
  ---------------------        -------      -----------     -------------------    -----------      ----------------
Candace K. Beinecke, 55..  Director        December     Chair, Hughes Hubbard &       6      Director, ALSTOM;
 One Battery Park Plaza                    1999 to      Reed                                 Director, Jacob's Pillow Dance
 New York, NY 10004                        present                                           Festival, Inc.; Director, Merce
                                                                                             Cunningham Dance Foundation, Inc.;
                                                                                             Trustee, First Eagle Funds
                                                                                             (1 portfolio); Director, First
                                                                                             Eagle SoGen Funds, Inc.
                                                                                             (4 portfolios)

Edwin J. Ehrlich, 71 ....  Director        December     President, Ehrlich            6      Trustee, First Eagle Funds
 2976 Lonni Lane                           1999 to      Capital Management                   (1 portfolio); Director, First
 Merrick, NY 11566                         present                                           Eagle SoGen Funds, Inc.
                                                                                             (4 portfolios)

Robert J. Gellert, 71 ...  Director        December     Manager and Director,         6      Director, Formex Manufacturing,
 122 East 42nd Street                      1999 to      United Continental Corp.;            Inc; Trustee, First Eagle Funds
 New York, NY 10168                        present      General Partner,                     (1 portfolio); Director, First
                                                        Windcrest Partners                   Eagle SoGen Funds, Inc.
                                                                                             (4 portfolios)

William M. Kelly, 57 ....  Director        December     Senior Associate, Lingold     6      Trustee, New York Foundation;
 500 Fifth Avenue,                         1999 to      Associates                           Treasurer and Trustee, Black
 50th Floor                                present                                           Rock Forest Consortium;
 New York, NY 10110                                                                          Trustee, First Eagle Funds
                                                                                             (1 portfolio); Director, First
                                                                                             Eagle SoGen Funds, Inc.
                                                                                             (4 portfolios)

Paul J. Lawler, 53 ......  Director        March 2002   Vice President --             6      Director and Treasurer, Junior
 One Michigan Avenue East                  to present   Investments and                      Achievement of South Central
 Battle Creek, Michigan                                 Chief Investment                     Michigan; Finance Committee
 49017                                                  Officer, W.K. Kellogg                Member, Battle Creek Community
                                                        Foundation; prior to June            Foundation; Trustee, First
                                                        1997, Vice President for             Eagle Funds (1 portfolio);
                                                        Finance, Renssalaer                  Director, First Eagle SoGen
                                                        Polytechnic Institute                Funds, Inc. (4 portfolios)

Donald G. McCouch, 59 ...  Director        December     Prior to 1997, Senior         5      Director, First Eagle SoGen
 1345 Avenue of the                        1999 to      Managing Director of                 Funds, Inc. (4 portfolios)
 Americas                                  present      Chemical Bank
 New York, NY 10105

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                               TERM OF                                  IN THE
                                              OFFICE(2)                                  FUND                OTHER
                           POSITION(S) HELD      AND                                    COMPLEX         DIRECTORSHIPS/
                               WITH THE       LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN          TRUSTEESHIPS
  NAME, AGE AND ADDRESS        COMPANY       TIME SERVED      DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
  ---------------------        -------       -----------      -------------------     -----------      ----------------
Fred J. Meyer, 71 .......  Director          September     Special Adviser/Executive      5        Director, Novartis
 437 Madison Avenue                          1995 to       Office of Omnicom Group,                Corporation; Director,
 New York, NY 10022                          present       Inc.; prior to 2001, Vice               Zurich Life Insurance
                                                           Chairman of Omnicom                     Company of New York;
                                                           Group, Inc.; prior to                   Director, Actelion Ltd.;
                                                           1998, Chief Financial                   Trustee, Earthjustice
                                                           Officer of Omnicom Group,               Legal Defense Fund;
                                                           Inc.                                    Trustee, Sacred Heart
                                                                                                   University; Director,
                                                                                                   First Eagle SoGen Funds,
                                                                                                   Inc. (4 portfolios)

Dominique Raillard, 63 ..  Director          September     Managing Director of Act       5        Director, First Eagle
 15 Boulevard                                1995 to       2 International                         SoGen Funds, Inc.
 Dellessert                                  present       (Consulting) since July                 (4 portfolios)
 75016 Paris France                                        1995; Consultant, SISP;
                                                           and prior thereto, group
                                                           Executive Vice President
                                                           of Promodes (Food
                                                           Retailing) since 1978

Nathan Snyder, 67 .......  Director          September     Independent                    5        Director, First Eagle
 1345 Avenue of the                          1995 to       Consultant/Private                      SoGen Funds, Inc.
 Americas                                    present       Investor                                (4 portfolios)
 New York, NY 10105

---------
(1) Directors who are not 'interested persons' of the Company as defined in the Investment Company Act.
(2) The term of office of each Director expires on his/her 72nd birthday.

                            INTERESTED DIRECTORS(1)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                  TERM OF                                  IN THE
                                                 OFFICE(2)                                  FUND                OTHER
                              POSITION(S) HELD      AND                                    COMPLEX         DIRECTORSHIPS/
                                  WITH THE       LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN          TRUSTEESHIPS
  NAME, AGE AND ADDRESS           COMPANY       TIME SERVED      DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
  ---------------------           -------       -----------      -------------------     -----------      ----------------
John P. Arnhold, 48 .....     Co-President;     December      Co-President and               6        Co-President and Trustee,
 1345 Avenue of the           Director          1999 to       Director, Arnhold and S.                First Eagle Funds
 Americas                                       present       Bleichroeder Holdings,                  (1 portfolio); Director,
 New York, NY 10105                                           Inc.; Co-President and                  First Eagle SoGen Funds,
                                                              Director, Arnhold and S.                Inc. (4 portfolios)
                                                              Bleichroeder, Inc.;
                                                              Co-President and
                                                              Director, Arnhold and S.
                                                              Bleichroeder Advisers,
                                                              Inc.; President and
                                                              Director, Arnhold and S.
                                                              Bleichroeder UK Ltd.;
                                                              Co-President and
                                                              Director, ASB Securities,
                                                              Inc.; Director Aquila
                                                              International Fund, Ltd.;
                                                              President, Worldvest,
                                                              Inc.

James E. Jordan, 58(3) ..     Director          December      Managing Director,             6        Director, Leucadia
 1345 Avenue of the                             1999 to       Arnhold and S.                          National Corporation;
 Americas                                       present       Bleichroeder Advisers,                  Director, Empire
 New York, NY 10105                                           Inc. as of July 1, 2002.                Insurance Company;
                                                              Previously, Private                     Director, J.Z. Equity
                                                              Investor; Consultant to                 Partners plc (a British
                                                              The Jordan Company                      investment trust
                                                              (private investment                     company); Director,
                                                              banking company); until                 School of International
                                                              June 1997, President and                and Public Affairs of
                                                              Chief Investment Officer                Columbia University;
                                                              of The William Penn                     Trustee, New York State
                                                              Company (a registered                   Board of The Nature
                                                              investment adviser)                     Conservancy; Trustee,
                                                                                                      First Eagle Funds
                                                                                                      (1 portfolio); Director,
                                                                                                      First Eagle SoGen Funds,
                                                                                                      Inc. (4 portfolios)

Stanford S. Warshawsky, 64..  Chairman of the    December      Co-President, Secretary,      6        Director, German-American
 1345 Avenue of the           Board; Director    1999 to       and Director, Arnhold and              Chamber of Commerce;
 Americas                                        present       S. Bleichroeder Holdings,              Chairman and Trustee,
 New York, NY 10105                                            Inc.; Co-President,                    First Eagle Funds
                                                               Secretary, and Director,               (1 portfolio); Chairman
                                                               Arnhold and S.                         and Director, First Eagle
                                                               Bleichroeder, Inc.;                    SoGen Funds, Inc.
                                                               Co-President and                       (4 portfolios).
                                                               Director, Arnhold and S.
                                                               Bleichroeder Advisers,
                                                               Inc.; Chairman and
                                                               Director, Arnhold and S.
                                                               Bleichroeder UK Ltd.;
                                                               Co-President and
                                                               Director, ASB Securities,
                                                               Inc.

---------
(1) Directors who are 'interested persons' of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold, Jordan and Warshawsky is an interested person of the Company by virtue of being an officer and a director of the Adviser.

(2) The term of office of each Director expires on his/her 72nd birthday.

(3) Interested Director as of July 1, 2002.

                                    OFFICERS

                                  POSITION(S)    TERM OF OFFICE(1)
                                   HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATION(S)
    NAME, AGE AND ADDRESS         THE COMPANY       TIME SERVED          DURING PAST 5 YEARS
    ---------------------         -----------       -----------          -------------------


John P. Arnhold, 48...........  Co-President;    December 1999      See table above related to Interested
 1345 Avenue of the Americas    Director         to present         Directors
 New York, NY 10105

Jean-Marie Eveillard, 62 .....  Co-President     December 1999 to   Senior Vice President, Arnhold and S.
 1345 Avenue of the Americas    (portfolio       present (with      Bleichroeder Holdings, Inc.; Vice
 New York, NY 10105             manager)         portfolio          President, Arnhold and S.
                                                 management         Bleichroeder Advisers, Inc.;
                                                 responsibility     Co-President, First Eagle SoGen
                                                 since              Funds, Inc.; Director; prior to 1999,
                                                 commencement of    President or Executive Vice President
                                                 investment         of SGAM Corp.
                                                 operations in
                                                 February 1997)

Charles de Vaulx, 40 .........  Senior Vice      December 1999 to   Senior Vice President, Arnhold and S.
 1345 Avenue of the Americas    President        present (with      Bleichroeder Holdings, Inc.; Vice
 New York, NY 10105             (portfolio       portfolio          President, Arnhold and S.
                                manager)         management         Bleichroeder Advisers, Inc.; Senior
                                                 responsibility     Vice President, First Eagle SoGen
                                                 since              Funds, Inc.; Senior Vice President,
                                                 commencement of    SGAM Corp., since 1998, Associate
                                                 investment         Portfolio Manager from
                                                 operations in      December 1996, Securities Analyst,
                                                 February 1997)     prior to December 1996.

Robert Bruno, 37 .............  Vice President,  December 1999 to   Senior Vice President, Arnhold and S.
 1345 Avenue of the Americas    Secretary and    present            Bleichroeder Holdings, Inc.; Vice
 New York, NY 10105             Treasurer                           President, Arnhold and S.
                                                                    Bleichroeder Advisers, Inc.; Vice
                                                                    President, Secretary and Treasurer,
                                                                    First Eagle SoGen Funds, Inc.; Vice
                                                                    President, Secretary and Treasurer,
                                                                    First Eagle Funds; prior to 1997,
                                                                    President and Chief Operating
                                                                    Officer, Coelho Associates LLC; and
                                                                    Senior Vice President and Chief
                                                                    Admin. Officer, Schroeder Wertheim
                                                                    Investment Services, Inc.

Andrew DeCurtis, 34 ..........  Vice President   November 2000 to   Vice President, Arnhold and S.
 1345 Avenue of the Americas                     present            Bleichroeder Holdings, Inc.; Vice
 New York, NY 10105                                                 President, First Eagle SoGen Funds,
                                                                    Inc.; Vice President, First Eagle
                                                                    Funds; Assistant Vice President,
                                                                    Oppenheimer Capital prior to 1997.

Edwin S. Olsen, 62 ...........  Vice President   November 2000 to   Vice President of Arnhold and S.
 1345 Avenue of the Americas                     present            Bleichroeder Holdings, Inc.; Vice
 New York, NY 10105                                                 President, First Eagle SoGen Funds,
                                                                    Inc.; Vice President, First Eagle
                                                                    Funds; Vice President, SG Cowen
                                                                    Securities Corporation from prior to
                                                                    1999.

                                  POSITION(S)    TERM OF OFFICE(1)
                                   HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATION(S)
    NAME, AGE AND ADDRESS         THE COMPANY       TIME SERVED          DURING PAST 5 YEARS
    ---------------------         -----------       -----------          -------------------
Tracy Saltwick, 43 ...........  Vice President   December 1999      Senior Vice President, Arnhold
 1345 Avenue of the Americas    and Compliance   to present         and S. Bleichroeder, Inc.;
 New York, NY 10105             Officer                             Vice President, ASB
                                                                    Securities, Inc.; Vice
                                                                    President and Compliance
                                                                    Officer, First Eagle SoGen
                                                                    Funds, Inc.; Assistant Vice
                                                                    President and Compliance
                                                                    Officer, First Eagle Funds.

Stefanie Spritzler, 28 .......  Assistant        May 2000 to        Assistant Vice President,
 1345 Avenue of the Americas    Treasurer        present            Arnhold and S. Bleichroeder
 New York, NY 10105                                                 Holdings, Inc.; Assistant
                                                                    Treasurer, First Eagle SoGen
                                                                    Funds, Inc.; Assistant
                                                                    Treasurer, First Eagle Funds;
                                                                    prior to May 1998, Senior
                                                                    Accountant, The Bank of New
                                                                    York; prior to September 1997,
                                                                    Senior Accountant, Prudential
                                                                    Insurance Company of America.

Winnie Chin, 27 ..............  Assistant        March 2001 to      Assistant Treasurer, First
 1345 Avenue of the Americas    Treasurer        present            Eagle SoGen Funds, Inc.;
 New York, NY 10105                                                 Assistant Treasurer, First
                                                                    Eagle Funds; prior to 1997,
                                                                    Senior Accountant, Salomon
                                                                    Smith Barney Inc.

Suzan J. Afifi, 49 ...........  Assistant        December 1999      Vice President, Arnhold and
 1345 Avenue of the Americas    Secretary        to present         S. Bleichroeder Holdings,
 New York, NY 10105                                                 Inc.; Assistant Secretary,
                                                                    First Eagle SoGen Funds, Inc.;
                                                                    Assistant Secretary, First
                                                                    Eagle Funds; prior to 1997,
                                                                    Managing Director,
                                                                    EffectInvest Bank, Vienna,
                                                                    Austria.

---------
(1) The term of office of each officer is indefinite.

                    First Eagle SoGen Overseas Variable Fund
                          1345 Avenue of the Americas
                               New York, NY 10105

DIRECTORS AND OFFICERS
----------------------
DIRECTORS


John P. Arnhold                                Paul J. Lawler
Candace K. Beinecke                            Donald G. McCouch
Edwin J. Ehrlich                               Fred J. Meyer
Robert J. Gellert                              Dominique Raillard
James E. Jordan                                Nathan Snyder
William M. Kelly                               Stanford S. Warshawsky


OFFICERS
Stanford S. Warshawsky ................................... Chairman of the Board
John P. Arnhold ................................................... Co-President
Jean-Marie Eveillard .............................................. Co-President
Charles de Vaulx ......................................... Senior Vice President
Robert Bruno .......................... Vice President, Secretary, and Treasurer
Tracy Saltwick ........................... Vice President and Compliance Officer
Edwin S. Olsen .................................................. Vice President
Andrew DeCurtis ................................................. Vice President
Stefanie Spritzler ......................................... Assistant Treasurer
Winnie Chin ................................................ Assistant Treasurer
Suzan J. Afifi ............................................. Assistant Secretary



INVESTMENT ADVISER                             UNDERWRITER
------------------                             -----------
ARNHOLD AND S. BLEICHROEDER                    ARNHOLD AND S. BLEICHROEDER, INC.
ADVISERS, INC.                                 1345 Avenue of the Americas
1345 Avenue of the Americas                    New York, NY 10105
New York, NY 10105

LEGAL COUNSEL                                  INDEPENDENT AUDITORS
------------                                   --------------------
SHEARMAN & STERLING                            KPMG LLP
599 Lexington Avenue                           757 Third Avenue
New York, NY 10022                             New York, NY 10017

CUSTODIAN
---------
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

SHAREHOLDER SERVICING AGENT
---------------------------
STATE STREET
801 Pennsylvania
Kansas City, MO 64105

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent auditors, who do not express an opinion thereon. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Variable Funds, Inc.


The dagger symbol shall be expressed as.................   'D'
The double dagger symbol shall be expressed as .........  'DD'
The Greek letter delta shall be expressed as ...........   [D]